Costs, expenses and other expenses / revenues - Function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Costs Expenses And Other Expenses Or Revenues [Line Items]
Cost of services rendered	R$ (272,115)	R$ (245,621)	R$ (211,595)
Administrative and general expenses	(219,916)	(168,596)	(148,148)
Sales expenses	(144,735)	(111,008)	(72,393)
Research and maintenance of software developed	(93,070)	(73,527)	(64,280)
Other operating revenue (expenses)	22,787	3,256	(806)
Total	(707,049)	(595,496)	R$ (497,222)
Amortization of the right-of-use	29,445
Linx Pay Meios de Pagamentos Ltda.
Disclosure Of Costs Expenses And Other Expenses Or Revenues [Line Items]
Total	R$ 8,284	R$ 54